INCOME TAX (Schedule of Components of Income Taxes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current taxes: In Israel		$ 6,251	$ 5,581	$ 6,279
Current taxes: Outside Israel		10,308	10,303	6,089
Current taxes		16,559	15,884	12,368
Deferred taxes: In Israel		(1,982)	91	(121)
Deferred taxes: Outside Israel		(169)	(1,179)	206
Deferred tax expense (benefit)		(2,151)	(1,088)	85
Taxes in respect of prior years: In Israel	[1]	1,775	81	369
Taxes in respect of prior years: Outside Israel	[2]	1,522
Taxes in respect of prior years		3,297	81	369
Income tax expense (benefit)		$ 17,705	$ 14,877	$ 12,822

[1]	During November 2017, the Company has received from the Israeli tax authority ("ITA") tax assessments for the years 2013-2015 amounting to approximately NIS 11 million (approximately US$ 3 million). An amount of NIS 7.2 million (approximately US$ 2 million) due to the timing differences related to the deduction of certain expenses for tax purposes, which was agreed to be deducted in the coming years. The Company recorded an amount of NIS 6.2 million (approximately US$ 1.8 million) as tax expense related to prior periods and a deferred tax benefit in a similar amount. As part of the above tax assessment, the Company was required to pay the ITA an amount of NIS 1.8 million (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.
[2]	During November 2017, one of our subsidiaries in Brazil has received from the Brazilian tax authority ("RFB") a tax assessments for the years 2012-2014 amounting to BRL 10.3 million (approximately US$ 3.1 million), mainly due to an undetectable expenses. Accordingly, our subsidiary recorded an amount of BRL 4.8 million (approximately US$ 1.5 million) as tax expense related to prior periods. As part of the above tax assessment our subsidiary was required to pay an amount of BRL 3.6 million (approximately US$ 1.1 million) as penalty and BRL 1.7 (approximately US$ 0.5 million) as interest expense.